UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22617

Global Chartist Fund, LLC

(Exact name of registrant as specified in charter)

200 Park Avenue
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Global Chartist Fund, LLC

Financial Statements

For the Period January 13, 2012
(commencement of operations)
through June 30, 2012
(Unaudited)

Global Chartist Fund, LLC

Financial Statements

For the period January 13, 2012
(commencement of operations)
through June 30, 2012
(Unaudited)

Global Chartist Fund, LLC

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2012

Assets
Investments in securities, at fair value (cost $27,521,823)	$27,120,550
Cash & cash equivalents (including restricted cash of $695,449, Australian Dollars of $16 with a cost of $16, British Pounds Sterling of $37,343 with a cost of $37,343, Canadian Dollars of $13,308 with a cost of $13,279, Euros of $349,347 with a cost of $349,347, Hong Kong Dollars of $1,716 with a cost of $1,716, Japanese Yen of $28,207 with a cost of $28,212, Malaysian Ringgit of $6,143 with a cost of $6,107, and Mexican Pesos of $4,190 with a cost of $4,112)	6,634,788
Due from broker (including Australian Dollars of $1,996,067 with a cost of $2,006,895, British Pounds Sterling of $602,695 with a cost of $602,175 Canadian Dollars of $3,190,316 with a cost of $3,231,023, Danish Krones of $96,707 with a cost of $100,394, Euros of $1,263,723 with a cost of $1,258,561, Hong Kong Dollars of $1,842,171 with a cost of $1,841,783, Mexican Pesos of $731,566 with a cost of $762,516, New Zealand Dollars of $415,798 with a cost of $399,774, Singapore Dollars of $12 with a cost of $12, and Swiss Francs of $379,473 with a cost of $372,187)	30,706,627
Receivable for investment securities sold	7,662,750
Dividends receivable (net of foreign withholding taxes of $5,380)	55,414
Futures margin receivable (net of commission $10,182)	22,672
Net unrealized gain on swap contracts	18,527
Interest receivable	13,662
Other assets	169,164

Total assets	72,404,154

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $17,416,828)	17,527,237
Written options, at fair value (premium $9,195)	18,470
Withdrawals payable	6,495,640
Due to broker (including Israeli Shekels of $1,259,475 with a cost of $1,304,451, Japanese Yen of $3,026,963 with a cost of $2,948,679, Norwegian Krones of $661,468 with a cost of $684,297, and Swedish Krona of $255,245 with a cost of $251,952)	5,203,150
Payable for investment securities purchased	4,970,061

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Statement of Assets, Liabilities and Members’ Capital (Unaudited) (concluded)

Liabilities (continued)
Accounting and investor services fees payable	$38,000
Dividends payable on securities sold, not yet purchased	18,375
Net unrealized loss on forward contracts	6,320
Accrued expenses	139,603

Total liabilities	34,416,856

Members’ Capital	$37,987,298

Members’ Capital
Represented by:
Net capital contributions	$38,553,514
Net unrealized loss on investments, foreign currency, forwards, futures, and swap transactions	(566,216)

Members’ Capital	$37,987,298

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2012 Fair Value

	Investments In Securities – 71.39%
	Common Stock – 70.25%
	United States – 24.28%
	Air Pollution Control Equipment – 0.57%
27,500	Ceco Environmental Corp.	(a)	$217,250

	Airlines – 0.88%
60,000	Republic Airways Holdings, Inc.*	(a)	333,000

	Beverages Non-Alcoholic – 0.22%
25,992	Reed’s, Inc.*	(a)	84,474

	Broadcasting Services / Programming – 0.28%
17,000	Digital Domain Media Group, Inc.*		106,420

	Cellular Telecommunications – 0.24%
24,000	Vringo, Inc.*	(a)	92,640

	Commercial Banks - Eastern U.S. – 0.30%
10,219	Center Bancorp, Inc.		114,964

	Commercial Banks - Western U.S. – 0.49%
4,700	Banner Corp.	(a)	102,977
12,742	Heritage Commerce Corp.*		82,823

			185,800

	Commodity – 1.63%
19,500	United States Oil Fund*		620,490

	Computer Services – 0.71%
32,300	Acorn Factor, Inc.	(a)	268,736

	Computers - Memory Devices – 0.56%
22,309	Datalink Corp.*	(a)	213,051

	Consulting Services – 0.44%
29,980	The Hackett Group, Inc.*	(a)	166,988

	Decision Support Software – 0.62%
101,800	GSE Systems, Inc.*	(a)	234,140

	Diversified Minerals – 0.52%
52,200	Charles & Colvard, Ltd.*	(a)	196,794

	E-Marketing / Information – 0.29%
10,000	Reachlocal, Inc.*		110,000

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Seminconductors – 0.62%
54,800	AuthenTec, Inc.*	(a)	$237,284

	Energy - Alternate Sources – 0.26%
5,000	REX American Resources Corp.*	(a)	97,600

	Enterprise Software / Services – 0.27%
13,500	Pervasive Software, Inc.*		101,115

	Entertainment Software – 0.65%
44,600	Glu Mobile, Inc.*	(a)	247,530

	Finance - Consumer Loans – 0.40%
16,102	Asta Funding, Inc.	(a)	150,876

	Human Resources – 0.83%
14,900	Barrett Business Services, Inc.	(a)	314,986

	Internet Application Software – 0.37%
44,100	Lionbridge Technologies, Inc.*	(a)	138,915

	Internet Infrastructure Software – 0.57%
94,700	Unwired Planet, Inc.*	(a)	217,810

	Internet Security – 0.69%
110,000	Ipass, Inc.*	(a)	261,800

	Medical - Biomedical / Genetics – 0.53%
9,100	Cambrex Corp.*		85,631
22,600	Celldex Therapeutics, Inc.*	(a)	117,294

			202,925

	Medical - Drugs – 0.90%
10,900	Cempra, Inc.*		102,024
46,200	Dusa Pharmaceuticals, Inc.*	(a)	241,164

			343,188

	Medical Instruments – 0.32%
7,000	SurModics, Inc.*	(a)	121,100

	Medical Products – 0.29%
31,500	Enteromedics, Inc.*		108,675

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Multimedia – 0.93%
12,400	Thomson Reuters Corp.		$352,374

	Non - Ferrous Metals – 0.26%
24,402	US Antimony Corp.*		98,584

	Oil - Field Services – 0.13%
7,733	Willbros Group, Inc.*	(a)	49,955

	Oil Companies - Exploration & Production – 0.50%
26,000	Penn Virginia Corp.	(a)	190,840

	Pollution Control – 1.00%
10,602	ADA-ES, Inc.*	(a)	268,973
26,818	Hudson Technologies, Inc.*		110,490

			379,463

	Publishing - Newspapers – 0.22%
50,700	Lee Enterprises, Inc.*		82,134

	Registered Investment Company – 1.70%
7,600	iShares MSCI Brazil Index Fund	(a)	393,680
13,693	Market Vectors Vietnam ETF	(a)	251,540

			645,220

	Retail - Discount – 0.24%
6,000	Citi Trends, Inc.*	(a)	92,640

	Retail - Pet Food & Supplies – 0.48%
15,000	Petmed Express, Inc.	(a)	182,400

	Retail - Restaurants – 0.13%
7,500	Ruth’s Hospitality Group, Inc.*	(a)	49,500

	S & L / Thrifts - Western U.S. – 0.46%
11,824	Kaiser Federal Financial Group, Inc.		174,759

	Sector Fund Energy – 2.23%
19,900	Guggenheim Solar ETF	(a)	364,966
19,700	Market Vectors Coal ETF	(a)	483,241

			848,207

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Seismic Data Collection – 0.46%
17,800	TGC Industries, Inc.*	(a)	$172,838

	Telecommunication Services – 0.35%
47,996	Aviat Networks, Inc.*	(a)	134,389

	Wound / Burn & Skin Care – 0.74%
18,400	Obagi Medical Products, Inc.*	(a)	280,968

	Total United States (Cost $9,084,592)		$9,222,822

	Australia – 2.00%
	Funeral Services & Related Items – 1.11%
51,064	Invocare, Ltd.		421,887

	Property / Casualty Insurance – 0.89%
94,648	Insurance Australia Group, Ltd.		337,626

	Total Australia (Cost $755,970)		$759,513

	Austria – 0.64%
	Machinery - General Industry – 0.64%
4,708	Andritz AG		242,095

	Total Austria (Cost $249,186)		$242,095

	Bermuda – 0.90%
	Reinsurance – 0.90%
16,000	Montpelier Re Holdings, Ltd.	(a)	340,640

	Total Bermuda (Cost $332,640)		$340,640

	Canada – 9.29%
	Building and Construction Products - Miscellaneous – 0.29%
8,000	Bird Construction, Inc.		111,747

	E-Marketing / Information – 0.78%
24,700	Points International, Ltd.*	(a)	295,659

	Finance - Other Services – 1.59%
13,300	TMX Group, Inc.		605,346

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	Canada – (continued)
	Gambling (Non-Hotel) – 1.20%
50,900	Great Canadian Gaming Corp.*		$453,853

	Gold Mining – 1.84%
6,300	Agnico-Eagle Mines, Ltd.	(a)	254,898
4,400	Franco-Nevada Corp.		198,711
30,000	Kinross Gold Corp.	(a)	244,500

			698,109

	Oil Companies - Exploration & Production – 1.10%
20,000	Encana Corp.		415,910

	Pipelines – 0.47%
8,900	Gibson Energy, Inc.		179,842

	Property / Casualty Insurance – 0.44%
2,700	Intact Financial Corp.	(a)	167,888

	REITS - Health Care – 0.75%
30,000	Chartwell Seniors Housing Real Estate Investment Trust		285,448

	REITS - Shopping Centers – 0.39%
6,400	Primaris Retail Real Estate Investment Trust		147,907

	Silver Mining – 0.44%
10,000	Pan American Silver Corp.	(a)	168,900

	Total Canada (Cost $3,549,359)		$3,530,609

	China – 2.97%
	Building - Heavy Construction – 1.33%
611,000	China Railway Construction Corp., Ltd.		504,909

	Electric - Generation – 1.64%
1,352,000	Datang International Power Generation Co., Ltd., Class H		529,863
126,000	Huaneng Power International, Inc., Class H		94,538

			624,401

	Total China (Cost $1,074,753)		$1,129,310

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	Finland – 0.95%
	Machinery - General Industry – 0.95%
6,000	Kone OYJ	$362,670

	Total Finland (Cost $372,477)	$362,670

	France – 1.44%
	Oil Companies - Integrated – 0.59%
5,000	Total SA	225,257

	Telephone - Integrated – 0.28%
8,004	France Telecom SA	105,384

	Web Portals / ISP – 0.57%
1,500	Iliad SA	217,484

	Total France (Cost $523,243)	$548,125

	Germany – 4.97%
	Agricultural Operations – 0.32%
471	KWS Saat AG*	122,533

	Appliances – 0.63%
1,000	Rational AG	238,455

	Auto - Cars / Light Trucks – 0.43%
2,246	Bayerische Motoren Werke AG	162,267

	Cable / Satellite Television – 1.21%
3,585	Kabel Deutschland Holding AG	223,497
65,045	Sky Deutschland AG*	236,328

		459,825

	Chemicals - Diversified – 0.59%
7,336	Symrise AG	223,341

	Chemicals - Specialty – 0.47%
1,610	Brenntag AG	178,124

	Enterprise Software / Services – 0.68%
4,377	SAP AG	258,541

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	Germany – (continued)
	Real Estate Operations / Development – 0.64%
7,119	GSW Immobilien AG		$243,747

	Total Germany (Cost $1,916,926)		$1,886,833

	Greece – 0.46%
	Transport - Marine – 0.46%
23,400	Diana Containerships, Inc.	(a)	173,628

	Total Greece (Cost $174,824)		$173,628

	Hong Kong – 1.69%
	Auto - Cars / Light Trucks – 0.41%
450,000	Geely Automobile Holdings, Ltd.		156,635

	Food - Miscellaneous / Diversified – 0.71%
274,000	China Foods, Ltd.	(a)	268,812

	Oil - Field Services – 0.57%
300,000	Sinopec Kantons Holdings, Ltd.		215,809

	Total Hong Kong (Cost $641,111)		$641,256

	Indonesia – 0.73%
	Real Estate Operations / Development – 0.73%
1,612,000	Summarecon Agung Tbk PT		277,857

	Total Indonesia (Cost $303,652)		$277,857

	Italy – 0.41%
	Lottery Services – 0.41%
8,000	Lottomatica SpA		154,317

	Total Italy (Cost $146,186)		$154,317

	Japan – 6.13%
	Auto - Cars / Light Trucks – 0.74%
7,000	Toyota Motor Corp.		279,862

	Finance - Credit Card – 0.49%
10,000	Aeon Credit Service Co., Ltd.	(a)	184,486

	Gas - Distribution – 0.35%
26,000	Tokyo Gas Co., Ltd.		132,624

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Medical - Drugs – 0.99%
20,000	Chugai Pharmaceutical Co., Ltd.		$377,745

	Medical - Generic Drugs – 0.57%
2,000	Sawai Pharmaceutical Co., Ltd.	(a)	215,066

	Miscellaneous Manufacture – 0.04%
4,800	Arrk Corp.*		14,077

	Real Estate Operations / Development – 0.26%
30,000	Leopalace21 Corp.	(a)	99,637

	Retail - Apparel / Shoes – 1.61%
19,090	Honeys Co., Ltd.		357,208
5,350	Pal Co., Ltd.	(a)	255,801

			613,009

	Retail - Miscellaneous / Diversified – 1.08%
7,600	Ryohin Keikaku Co., Ltd.	(a)	412,436

	Total Japan (Cost $2,286,011)		$2,328,942

	Malaysia – 0.05%
	Building - Heavy Construction – 0.05%
27,527	YTL Corp. Berhad		17,510

	Total Malaysia (Cost $14,576)		$17,510

	Norway – 0.15%
	Fisheries – 0.15%
80,000	Marine Harvest*	(a)	56,739

	Total Norway (Cost $40,723)		$56,739

	Spain – 0.28%
	Telephone - Integrated – 0.28%
8,001	Telefonica SA*		105,294

	Total Spain (Cost $100,095)		$105,294

	Sweden – 1.33%
	Medical - Biomedical / Genetics – 0.67%
32,182	Vitrolife AB		256,434

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	Sweden – (continued)
	Medical - Drugs – 0.39%
26,375	Active Biotech AB*		$146,731

	Telecommunication Equipment – 0.27%
16,819	Neonode, Inc.*		103,437

	Total Sweden (Cost $557,185)		$506,602

	Switzerland – 3.92%
	Computers - Peripheral Equipment – 0.54%
19,052	Logitech International SA		205,718

	Food - Confectionery – 0.86%
106	Lindt & Spruengli AG		328,135

	Food - Miscellaneous / Diversified – 1.36%
8,640	Nestle SA	(a)	516,209

	Medical - Wholesale Drug Distribution – 1.16%
691	Galenica AG		439,860

	Total Switzerland (Cost $1,531,829)		$1,489,922

	United Kingdom – 7.66%
	Airlines – 0.48%
22,000	easyJet PLC		183,400

	Building and Construction Products - Miscellaneous – 0.74%
28,374	Galliford Try PLC		281,261

	Chemicals - Diversified – 0.47%
5,000	Croda International PLC		177,471

	Chemicals - Specialty – 0.45%
38,418	AZ Electronic Materials SA		172,937

	Computer Software – 0.36%
25,000	Playtech, Ltd.		135,377

	Diversified Operations – 1.35%
44,606	Drax Group PLC		392,140
30,000	Mitie Group		122,434

			514,574

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	United Kingdom – (continued)
	E-Commerce / Services – 0.66%
10,000	Rightmove PLC		$249,698

	Food - Miscellaneous / Diversified – 0.74%
13,953	Associated British Foods PLC	(a)	280,561

	Hotels & Motels – 0.56%
6,664	Whitbread PLC	(a)	211,970

	Retail - Apparel / Shoes – 0.03%
577	Mulberry Group PLC		13,403

	Retail - Pubs – 0.27%
12,000	Greene King PLC		103,612

	Retail - Sporting Goods – 0.38%
30,121	Sports Direct International PLC*		144,470

	Water – 1.17%
37,044	Pennon Group PLC		442,736

	Total United Kingdom (Cost $2,960,221)		$2,911,470

	Total Common Stock (Cost $26,615,559)		$26,686,154

	Investment Company – 0.29%
	United States – 0.29%
	Registered Investment Company – 0.29%
3,500	Guggenheim Airline ETF		$108,605

	Total United States (Cost $106,312)		$108,605

	Total Registered Investment Company (Cost $106,312)		$108,605

Contracts

	Purchased Options – 0.00%
	Call Options – 0.00%
	United States – 0.00%
	Registered Investment Company – 0.00%
50	S & P 500 Index, 07/06/2012, $1,475		$250

	Total United States (Cost $301)		$250

	Total Call Options (Cost $301)		$250

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Contracts		June 30, 2012 Fair Value

	Purchased Options – (continued)
	Put Options – 0.00%
	United States – 0.00%
	Registered Investment Company – 0.00%
25	S & P 500 Index, 07/06/2012, $1,075	$125

	Total United States (Cost $151)	$125

	Total Put Options (Cost $151)	$125

	Total Purchased Options (Cost $452)	$375

	Caps and Floors – 0.27%
	United States – 0.27%
2,725,000	Constant Maturity Swap Cap 1y30y, 04/18/2013	104,455

	Total United States (Cost $400,000)	$104,455

	Total Caps and Floors (Cost $400,000)	$104,455

	Currency Options – 0.58%
	United States – 0.58%
2,350,000	USDJPYP 90, 04/16/2013	220,961

	Total United States (Cost $399,500)	$220,961

	Total Currency Options (Cost $399,500)	$220,961

	Total Investments (Cost $27,521,823) – 71.39%	$27,120,550

	Other Assets, Less Liabilities – 28.61%**	10,866,748

	Members’ Capital – 100.00%	$37,987,298

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**

Includes $6,194,518 invested in a BNY Mellon Money Market Account, which is 16.31% of Members’ Capital and foreign currency with a U.S. Dollar value of $440,270 held in BNY Mellon Money Market Accounts, which are 1.16% of Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Agricultural Operations	0.32
Air Pollution Control Equipment	0.57
Airlines	1.36
Appliances	0.63
Auto - Cars / Light Trucks	1.58
Beverages - Non-alcoholic	0.22
Broadcasting Services / Programming	0.28
Building and Construction - Miscellaneous	1.03
Building - Heavy Construction	1.33
Cable / Satellite Television	1.21
Caps and Floors	0.27
Cellular Telecommunications	0.24
Chemicals	1.06
Chemicals - Specialty	0.92
Commercial Banks - Eastern U.S.	0.30
Commercial Banks - Western U.S.	0.49
Commodity	1.63
Computer Services	0.71
Computer Software	0.36
Computers - Memory Devices	0.56
Computers - Peripheral Equipment	0.54
Consulting Services	0.44
Decision Support Software	0.62
Diversified Minerals	0.52
Diversified Operations	1.40
E-Commerce / Services	0.66
Electric - Generation	1.64
Electronic Components - Semiconductors	0.62
E-Marketing / Information	1.07
Energy - Alternate Sources	0.26
Enterprise Software / Services	0.95
Entertainment Software	0.65
Finance - Consumer Loans	0.40
Finance - Credit Card	0.49
Finance - Other Services	1.59
Fisheries	0.15
Food - Confectionery	0.86
Food - Miscellaneous / Diversified	2.81
Funeral Services & Related Items	1.11
Gambling (Non-Hotel)	1.20
Gas - Distribution	0.35
Gold Mining	1.84
Hotels & Motels	0.56
Human Resources	0.83
Internet Infrastructure Software	0.57

Investments in Securities – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Internet Application Software	0.37
Internet Security	0.69
Lottery Services	0.41
Machinery - General Industry	1.59
Medical Instruments	0.32
Medical Products	0.29
Medical - Biomedical / Genetics	1.20
Medical - Drugs	2.28
Medical - Generic Drugs	0.57
Medical - Wholesale Drug Distribution	1.16
Miscellaneous Manufacture	0.04
Multi-Media	0.93
Non - Ferrous Metals	0.26
Oil Companies - Exploration & Production	1.60
Oil Companies - Integrated	0.59
Oil - Field Services	0.70
Option-Currency	0.58
Pipelines	0.47
Pollution Control	1.00
Property / Casualty Insurance	1.33
Publishing - Newspapers	0.22
Real Estate Operations / Development	1.63
Registered Investment Company	1.99
Reinsurance	0.90
REITS - Health Care	0.75
REITS - Shopping Centers	0.39
Retail - Apparel / Shoes	1.64
Retail - Discount	0.24
Retail - Miscellaneous / Diversified	1.08
Retail - Pet Food & Supplies	0.48
Retail - Pubs	0.27
Retail - Restaurants	0.13
Retail - Sporting Goods	0.38
S & L / Thrifts - Western U.S.	0.46
Sector Fund Energy	2.23
Seismic Data Collection	0.46
Silver Mining	0.44
Telecommunication Services	0.35
Telecommunication Equipment	0.27
Telephone - Integrated	0.56
Transport - Marine	0.46
Water	1.17
Web Portals / ISP	0.57
Wound / Burn & Skin Care	0.74

Total Investments in Securities	71.39%

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2012 Fair Value

	Securities Sold, Not Yet Purchased – 46.14%
	Common Stock – 46.14%
	United States – 9.76%
	Aerospace / Defense – 0.18%
11,800	Kratos Defense & Security Solutions, Inc.	$68,912

	Aerospace / Defense - Equipment – 0.24%
3,200	Astronics Corp.	90,368

	Auto / Truck Parts & Equipment – 0.37%
11,600	Accuride Corp.	69,600
4,200	Fuel Systems Solutions, Inc.	70,098

		139,698

	Automobile / Truck Parts & Equipment - Replacement – 0.19%
5,000	Douglas Dynamics, Inc.	71,250

	Commercial Services - Finance – 0.24%
15,700	CBIZ, Inc.	93,258

	Commodity – 1.11%
15,000	Powershares DB Agriculture Fund	423,300

	E-Commerce / Products – 1.35%
44,300	Nutri/System, Inc.	512,108

	Finance - Investment Banker / Broker – 0.43%
32,500	Gain Capital Holdings, Inc.	162,175

	Hazardous Waste Disposal – 0.12%
2,800	Heritage-Crystal Clean, Inc.	45,780

	Human Resources – 0.27%
5,900	Heidrick & Struggles International, Inc.	103,250

	Internet Application Software – 0.18%
8,000	Realnetworks, Inc.	69,120

	Investment Companies – 0.24%
8,500	Medallion Financial Corp.	90,270

	Medical - Biomedical / Genetics – 0.39%
20,600	Apricus Biosciences, Inc.	70,452
22,100	Vical, Inc.	79,560

		150,012

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Medical Information Systems – 0.62%
29,200	Epocrates, Inc.	$234,184

	Metal Processors & Fabrication – 0.26%
3,400	LB Foster Co.	97,274

	Metal Products - Distribution – 0.26%
9,300	AM Castle & Co.	98,766

	Miscellaneous Manufacture – 0.18%
3,000	Freightcar America, Inc.	68,910

	Oil Companies - Exploration & Production – 0.36%
4,491	Panhandle Oil and Gas, Inc.	135,359

	Pollution Control – 0.28%
22,000	Fuel Tech, Inc.	107,360

	Retail - Apparel / Shoes – 0.75%
78,245	Casual Male Retail Group, Inc.	284,029

	Retail - Leisure Products – 0.31%
4,900	Steinway Musical Instruments, Inc.	120,050

	Retail - Restaurants – 0.23%
6,700	Caribou Coffee Co., Inc.	86,497

	Seismic Data Collection – 0.09%
5,600	Global Geophysical Services, Inc.	34,272

	Telecommunication Equipment Fiber Optics – 0.30%
8,400	Oplink Communications, Inc.	113,652

	Telecommunication Services – 0.23%
6,700	USA Mobility, Inc.	86,162

	Textile - Apparel – 0.41%
7,500	Perry Ellis International, Inc.	155,625

	Transport - Truck – 0.17%
6,000	Quality Distribution, Inc.	66,540

	Total United States (Proceeds $3,462,614)	$3,708,181

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	Australia – 4.71%
	Commercial Banks - Non U.S. – 0.80%
44,592	Bank Of Queensland, Ltd.	$302,594

	Electric - Integrated – 2.02%
61,344	Origin Energy, Ltd.	767,146

	Gold Mining – 0.80%
280,356	Beadell Resources, Ltd.	179,612
25,500	Medusa Mining, Ltd.	126,251

		305,863

	Metal - Copper – 0.32%
15,000	OZ Minerals, Ltd.	120,854

	Retail - Discount – 0.43%
81,145	Harvey Norman Holdings, Ltd.	162,197

	Retail - Miscellaneous / Diversified – 0.34%
4,250	Wesfarmers, Ltd.	130,258

	Total Australia (Proceeds $1,895,392)	$1,788,912

	Belgium – 0.70%
	Telephone - Integrated – 0.70%
9,325	Belgacom SA	265,730

	Total Belgium (Proceeds $246,866)	$265,730

	Bermuda – 0.71%
	Transport - Marine – 0.71%
7,137	Golar LNG, Ltd.	271,339

	Total Bermuda (Proceeds $248,162)	$271,339

	Canada – 6.07%
	Beverages Non - Alcoholic – 0.08%
3,558	Cott Corp.	29,038

	Telecommunication Equipment – 1.29%
100,000	Wi-Lan, Inc.	491,441

	Gas - Distribution – 0.77%
7,000	Keyera Corp.	291,000

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	Canada – (continued)
	Gold Mining – 0.98%
48,600	B2Gold Corp.	$145,878
16,900	Premier Gold Mines, Ltd.	72,941
10,000	Yamana Gold, Inc.	154,103

		372,922

	Oil Companies - Exploration & Production – 2.15%
30,100	Athabasca Oil Corp.	330,688
13,000	Canadian Oil Sands, Ltd.	251,469
10,200	Trilogy Energy Corp.	235,327

		817,484

	Silver Mining – 0.80%
37,500	Endeavour Silver Corp.	303,762

	Total Canada (Proceeds $2,351,010)	$2,305,647

	China – 2.04%
	Building Products - Cement / Aggregate – 0.50%
71,000	Anhui Conch Cement Co., Ltd.	191,759

	Commercial Banks - Non U.S. – 0.33%
67,500	China Merchants Bank Co., Ltd., Class H	125,831

	Food - Flour & Grain – 0.16%
24,000	Tingyi Cayman Islands Holding Corp.	61,324

	Machinery Construction & Mining – 0.44%
700,000	Lonking Holdings, Ltd.	166,046

	Web Portals / ISP – 0.61%
2,000	Baidu, Inc. - Sponsored ADR	229,960

	Total China (Proceeds $859,541)	$774,920

	Denmark – 0.26%
	Telephone - Integrated – 0.26%
14,077	TDC A/S	98,041

	Total Denmark (Proceeds $97,119)	$98,041

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	France – 1.75%
	Apparel Manufacturers – 0.90%
1,109	Hermes International	$340,938

	Satellite Telecommunications – 0.49%
6,067	Eutelsat Communications SA	186,824

	Telecommunication Services – 0.36%
7,365	Vivendi SA	136,740

	Total France (Proceeds $664,136)	$664,502

	Germany – 0.49%
	Enterprise Software / Services – 0.49%
5,958	Software AG	184,753

	Total Germany (Proceeds $173,265)	$184,753

	Hong Kong – 3.66%
	Auto - Cars / Light Trucks – 0.50%
220,000	Brilliance China Automotive Holdings, Ltd.	191,160

	Food - Dairy Products – 2.53%
366,000	China Mengniu Dairy Co.	960,194

	Real Estate Operations / Development – 0.63%
3,536	New World Development Co., Ltd.	4,107
20,000	Sun Hung Kai Properties, Ltd.	235,018

		239,125

	Total Hong Kong (Proceeds $1,488,323)	$1,390,479

	Ireland – 0.69%
	Medical - Drugs – 0.69%
9,084	Shire PLC	261,021

	Total Ireland (Proceeds $287,259)	$261,021

	Italy – 2.54%
	Auto - Cars / Light Trucks – 0.65%
49,265	Fiat SpA	248,078

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	Italy – (continued)
	Beverages - Wine / Spirits – 0.92%
50,000	Davide Campari-Milano SpA	$348,355

	Multi-Line Insurance – 0.51%
14,306	Assicurazioni Generali SpA	193,533

	Public Thoroughfares – 0.46%
25,116	Societa Iniziative Autostradali e Servizi SpA	176,898

	Total Italy (Proceeds $923,267)	$966,864

	Japan – 2.56%
	Diversified Minerals – 0.41%
25,000	Dowa Holdings Co., Ltd.	153,843

	Electronic Components - Miscellaneous – 0.96%
2,700	Murata Manufacturing Co., Ltd.	140,601
60,000	Toshiba Corp.	225,594

		366,195

	Electronic Measuring Instruments – 0.34%
12,400	Yokogawa Electric Corp.	127,125

	Machinery - Pumps – 0.43%
43,000	Ebara Corp.	164,909

	Retail - Home Furnishings – 0.42%
1,700	Nitori Holdings Co., Ltd.	160,648

	Total Japan (Proceeds $927,746)	$972,720

	Mexico – 1.79%
	Medical - Drugs – 1.79%
345,910	Genomma Lab Internacional SAB de CV	678,892

	Total Mexico (Proceeds $647,895)	$678,892

	New Zealand – 1.38%
	Cable / Satellite Television – 0.41%
40,000	Sky Network Television, Ltd.	155,284

	Respiratory Products – 0.42%
100,000	Fisher & Paykel Healthcare Corp., Ltd.	158,339

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	New Zealand – (continued)
	Transport - Truck – 0.55%
27,204	Mainfreight Ltd.	$209,687

	Total New Zealand (Proceeds $504,160)	$523,310

	Norway – 0.94%
	Diversified Manufacturing Operations – 0.56%
29,411	Orkla ASA	213,045

	Therapeutics – 0.38%
5,012	Algeta ASA	143,334

	Total Norway (Proceeds $324,450)	$356,379

	Spain – 0.48%
	Building and Construction Products - Miscellaneous – 0.48%
16,318	Ferrovial SA	184,035

	Total Spain (Proceeds $173,686)	$184,035

	Sweden – 0.70%
	Real Estate Management / Services – 0.36%
17,444	Fabege AB	136,723

	Security Services – 0.34%
16,701	Securitas AB	129,690

	Total Sweden (Proceeds $248,422)	$266,413

	Switzerland – 1.00%
	Medical Products – 0.66%
2,581	Sonova Holding AG	249,374

	Transport - Services – 0.34%
1,218	Kuehne + Nagel International AG	128,942

	Total Switzerland (Proceeds $374,368)	$378,316

	United Kingdom – 3.91%
	Apparel Manufacturers – 0.97%
17,736	Burberry Group PLC	368,590

	Cable / Satellite Television – 0.53%
18,412	British Sky Broadcasting Group PLC	201,138

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	United Kingdon – (continued)
	Diversified Minerals – 0.81%
9,435	Anglo American PLC	$309,064

	Metal - Diversified – 0.34%
9,054	Vedanta Resources PLC	129,511

	Sugar – 0.47%
17,604	Tate & Lyle PLC	178,782

	Telecommunication Services – 0.47%
14,164	Telecity Group PLC	178,391

	Transport - Services – 0.32%
29,032	Stagecoach Group PLC	121,307

	Total United Kingdom (Proceeds $1,519,147)	$1,486,783

	Total Common Stock (Proceeds $17,416,828)	$17,527,237

	Total Securities Sold, Not Yet Purchased (Proceeds $17,416,828)	$17,527,237

ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Aerospace / Defense	0.18
Aerospace / Defense - Equipment	0.24
Apparel Manufacturers	1.87
Auto / Truck Parts & Equipment - Original	0.36
Automobile / Truck Parts & Equipment - Replacement	0.19
Auto - Cars / Light Trucks	1.15
Beverages - Non-alcoholic	0.08
Beverages - Wine / Spirits	0.92
Building Products - Cement / Aggregate	0.50
Building and Construction - Miscellaneous	0.48
Cable / Satellite Television	0.94
Commercial Banks - Non U.S.	1.13
Commercial Services - Finance	0.24
Commodity	1.11
Diversified Manufacturing Operations	0.56
Diversified Minerals	1.22
E-Commerce / Products	1.35
Electric - Integrated	2.02
Electronic Components - Miscellaneous	0.96
Electronic Components - Semiconductors	1.29
Electronic Measuring Instruments	0.34
Enterprise Software / Services	0.49
Finance - Investment Banker / Broker	0.43
Food - Dairy Products	2.53
Food - Flour & Grain	0.16
Gas - Distribution	0.77
Gold Mining	1.78
Hazardous Waste Disposal	0.12
Human Resources	0.27
Internet Application Software	0.18
Investment Companies	0.24
Machinery - Construction & Mining	0.44
Machinery - Pumps	0.43
Medical Information Systems	0.62
Medical Products	0.66

Securities Sold, Not Yet Purchased – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Medical - Biomedical / Genetics	0.39
Medical - Drugs	2.48
Metal Processors & Fabrication	0.26
Metal Products - Distribution	0.26
Metal - Copper	0.32
Metal - Diversified	0.34
Miscellaneous Manufacture	0.18
Multi-Line Insurance	0.51
Oil Companies - Exploration & Production	2.51
Pollution Control	0.28
Public Thoroughfares	0.47
Real Estate Management / Services	0.36
Real Estate Operations / Development	0.63
Respiratory Products	0.42
Retail - Apparel / Shoes	0.75
Retail - Discount	0.43
Retail - Home Furnishings	0.42
Retail - Leisure Products	0.31
Retail - Miscellaneous / Diversified	0.34
Retail - Restaurants	0.23
Satellite Telecommunications	0.49
Security Services	0.34
Seismic Data Collection	0.09
Silver Mining	0.80
Sugar	0.47
Telecommunication Equipment - Fiber Optics	0.30
Telecommunication Services	1.06
Telephone - Integrated	0.96
Textile - Apparel	0.41
Therapeutics	0.38
Transport - Marine	0.71
Transport - Services	0.66
Transport - Truck	0.72
Web Portals / ISP	0.61

Total Securities Sold, Not Yet Purchased	46.14%

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Written Options (Unaudited)

Contracts		June 30, 2012 Fair Value

	Written Options – 0.05%
	Call Options – 0.05%
	United States – 0.05%
	Registered Investment Company – 0.05%
50	S & P 500 Index, 07/06/2012, $1,385.00	$9,500
195	United States Oil Fund LP, 07/06/2012, $32.00	8,970

		18,470

	Total United States (Premium $9,195)	$18,470

	Total Call Options (Premium $9,195)	$18,470

	Total Written Options (Premium $9,195)	$18,470

Written Options – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Registered Investment Company	0.05

Total Written	0.05%

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – 0.05%
	Total Return Swap Contracts - Long – 0.10%
	Taiwan – 0.10%
	Computers –0.01%
$358,822	3/28/2017	Quanta Computer, Inc.	$2,188

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Metal Processors & Fabrication – 0.03%
441,311	3/28/2017	Shin Zu Shing Co., Ltd.	12,189

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Shin Zu Shing Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Rubber - Tires – 0.04%
581,053	3/28/2017	Cheng Shin Rubber Industry Co., Ltd.	16,080

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Cheng Shin Rubber Industry Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Semiconductor Components - Integrated Circuits – 0.02%
269,055	3/28/2017	Realtek Semiconductor Corp.	5,840

Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Total Taiwan		$36,297

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	United Kingdom – 0.00%
	Medical-Drugs – (0.00%)
$349,009	3/8/2013	GlaxoSmithKline PLC	$(419)

Agreement with Credit Suisse, dated 03/05/2012 to receive the total return of the shares of GlaxoSmithKline PLC in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.40%.

	Total United Kingdom		$(419)

	Total Swap Contracts – Long		$35,878

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (0.05%)
	South Korea –(0.01%)
	Auto / Truck Parts & Equipment – (0.01%)
$349,766	3/28/2017	Hyundai Mobis	$(2,104)

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Hyundai Mobis in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Industrial Automation / Robotics – (0.00%)
141,140	3/28/2017	SFA Engineering Corp.	(825)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of SFA Engineering Corp. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Total South Korea		$(2,929)

	Taiwan – (0.04%)
	Diversified Financial Servicing – (0.02%)
234,063	3/28/2017	Yuanta Financial Holdings Co., Ltd.	(8,566)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Yuanta Financial Holdings Co., Ltd.. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Retail - Convenience Store – (0.02%)
392,010	3/28/2017	President Chain Store Corp.	(5,856)

Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of President Chain Store Corp. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Total Taiwan		$(14,422)

	Total Swap Contracts – Short		$(17,351)

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Auto / Truck Parts & Equipment - Original	(0.01)
Computers	0.01
Diversified Financial Services	(0.02)
Industrial Automation / Robotics	(0.00)
Medical - Drugs	0.00

Swap Contracts – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Metal Processors & Fabrication	0.03
Retail - Convenience Store	(0.02)
Rubber - Tires	0.04
Semiconductor Components - Integrated Circuits	0.02

Total Swap Contracts	0.05%

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	June 30, 2012 Unrealized Gain/(Loss)

Forward Contracts – (0.02%)
Buy Contracts – (0.02%)
United States – (0.02%)
The Bank of New York Mellon	July 2012	CAD	(286,028)	USD	278,102	$(2,450)
The Bank of New York Mellon	July 2012	NOK	(955,606)	USD	158,827	(1,910)
The Bank of New York Mellon	July 2012	GBP	(335,645.56)	USD	524,533	(1,907)
The Bank of New York Mellon	July 2012	EUR	(208,631)	USD	264,022	(751)
The Bank of New York Mellon	July 2012	HKD	(1,789,631)	USD	230,681	(39)
The Bank of New York Mellon	July 2012	JPY	(40,311,984)	USD	505,988	737

Total United States						(6,320)

Total Buy Contracts						(6,320)

Total Forward Contracts						$(6,320)

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC

Schedule of Futures Contracts (Unaudited)

June 30, 2012 Unrealized Gain/(Loss)

Futures Contracts – 0.06%
Futures Contracts – Long – 0.30%
United States – 0.22%
Commodity – 0.15%	$57,365
Index – 0.07%	27,968

Total United States	85,333

Spain – 0.03%
Index – 0.03%	10,528

Total Spain	10,528

United Kingdom - 0.05%
Index – 0.05%	18,560

Total United Kingdom	18,560

Total Futures Contracts – Long	$114,421

Futures Contracts – Short – (0.24%)
United States – (0.24%)
Bond – 0.01%	$5,187
Commodity – (0.06%)	(24,430)
Currency – (0.19%)	(72,506)

Total United States	(91,749)

Total Futures Contracts – Short	$(91,749)

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC
Statement of Operations (Unaudited)
For the period January 13, 2012 (commencement of operations) through June 30, 2012

Investment income
Dividends (net of witholding taxes of $75,119)	$373,340
Interest	53,374

Total investment income	426,714

Expenses
Administration fees	390,433
Dividends on securities sold, not yet purchased	299,668
Legal fees	152,641
Organzational expense	351,128
Interest expense	92,725
Prime broker fees	71,202
Audit and tax fees	48,023
Accounting and investor services fees	40,452
Board of Managers’ fees and expenses	39,620
Insurance expense	33,755
Custodian fees	12,008
Printing expense	5,763
Registration expense	2,452
Miscellaneous	22,830

Total operating expenses	1,562,700

Reimbursement by Adviser (see Note 2c)	(250,000)

Net operating expenses	1,312,700
Net investment loss	(885,986)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions, forward, futures and swap contracts
Net realized gain from written options	607,945
Net realized gain from securities sold, not yet purchased	515,839
Net realized gain from futures contracts	202,370
Net realized gain from foreign currency transactions	15,193
Net realized loss from forward contracts	(86,684)
Net realized loss from swap contracts	(123,675)
Net realized loss from purchased option contracts	(578,066)
Net realized loss investment in securities	(3,010,390)

Net realized loss from investment activities, foreign currency transactions, forward, futures and swap contracts	(2,457,468)

Net change in unrealized gain/(loss) from swap contracts	18,527
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and forward and futures contracts	(584,743)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions, forward, futures and swap contracts	(3,023,684)

Net decrease in members’ capital resulting from operations	$(3,909,670)

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC
Statement of Changes in Members’ Capital (Unaudited)
For the period January 13, 2012 (commencement of operations) through June 30, 2012

	Special Advisory Member	Members	Total

MEMBERS’ CAPITAL, January 13, 2012	$—	$—	$—

From investment activities
Net investment loss	$—	$(885,986)	$(885,986)
Net realized loss from investment activities, foreign currency transactions, forward, futures and swap contracts	—	(2,457,468)	(2,457,468)
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward, futures and swap contracts	—	(566,216)	(566,216)
Incentive allocation	—	—	—

Net decrease in Members’ Capital resulting from operations	—	(3,909,670)	(3,909,670)

Members’ Capital transactions
Capital contributions	—	48,392,608	48,392,608
Capital withdrawals	—	(6,495,640)	(6,495,640)

Net increase in Members’ Capital resulting from capital transactions	—	41,896,968	41,896,968

MEMBERS’ CAPITAL, June 30, 2012	$—	$37,987,298	$37,987,298

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC
Cash Flows
For the period January 13, 2012 (commencement of operations) through June 30, 2012

Cash flows from operating activities
Net decrease in net assets resulting from operations	$(3,909,670)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of investments	106,487,738
Purchases of investments	(136,222,574)
Proceeds from sales of purchased options	71,770
Purchases of options	(1,451,943)
Proceeds from short sales	106,363,499
Covers of shorts	(88,430,832)
Proceeds from written options	5,986,948
Covers of written options	(5,367,455)
Net realized gain from futures contracts	202,370
Net realized gain from foreign currency transactions	15,193
Net realized loss from forward contracts	(86,684)
Net realized loss from swap contracts	(123,675)
Change in unrealized loss from foreign currency transactions,	(42,882)
Net realized gain from investments, foreign currency transactions, forward transactions and future and swap contracts	2,457,468
Net change in unrealized gain/(loss) from investment activities, foreign currency, forward transactions and future contracts	566,216

Changes in assets and liabilities related to operations:
Increase in due from broker	(30,706,627)
Increase in receivable for investment securities sold	(7,662,750)
Increase in dividends receivable	(55,414)
Increase in future margin receivable	(22,672)
Increase in net unrealized gain on swap contracts	(18,527)
Increase in interest receivable	(13,662)
Increase in other assets	(169,164)
Increase in payable for investment securities purchased	4,970,061
Increase in due to broker	5,203,150
Increase in accounting and investor services fees payable	38,000
Increase in dividends payable on securities sold, not yet purchased	18,375
Increase in net unrealized depreciation on forward contracts	6,320
Increase in accrued expenses	139,603

Net cash used in operating activities	(41,757,820)

Cash flows from financing activities

Proceeds from subscriptions	48,392,608

Net cash provided financing activities	48,392,608

Net change in cash	6,634,788
Cash and cash equivalents as of January 13, 2012	—

Cash and cash equivalents as of June 30, 2012	$6,634,788

The accompanying notes are an integral part of these financial statements.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012

1. Organization

Global Chartist Fund, LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware in July 2011. The Fund commenced operations in January 2012. The Fund is registered under the Investment CompanyAct of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of August 17, 2011. The Fund’s investment objective is to seek maximum capital appreciation. The Fund pursues this objective by investing globally across different markets, countries, regions, sectors and industries and by investing in different asset classes. In making decisions to purchase and sell securities and other investments for the Fund, the Adviser (defined below) uses technical analysis to identify investments it believes have the greatest potential to increase or decrease in price. The Fund’s portfolio of securities include long and short positions primarily in equity securities, total return swaps, futures and forwards of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock and index options, warrants and rights. The Fund’s investments in equity securities will generally focus on long and short positions in publicly traded equity securities of U.S. issuers that have market capitalizations ranging from approximately $50 million to $300 million and publicly traded equity securities of the largest 40% of non-US issuers by market capitalization. The Fund also pursues its objective by purchasing and selling investments based on buy signals and sell signals generated by the Adviser’s technical analysis of market data. The Adviser uses pattern interpretation to filter the universe of securities and other investments to identify those it believes are most likely to experience, meaningful, near term price movements. Its investment process involves consideration of a variety of technical data, including market prices, trading volume, momentum, trends and moving averages, relating to specific securities, asset classes, industry sectors, markets and market sectors. After the Fund has established an investment position, the Adviser systematically reassess and evaluates the merits of maintaining that position.

The Fund may also borrow money for investment purposes, i.e., leverage its assets. The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the Board of Managers of the Fund (the “Board of Managers”). There are six members of the Board of Managers, one of whom is considered an “interested person” under the 1940 Act. The Fund’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (the “Adviser”). The managing member of the Adviser is Oppenheimer Asset Management (“OAM”) which is owned directly by E.A. Viner International Co., a subsidiary of Oppenheimer Holdings Inc. (“Oppenheimer”), which acts as the non-excusive placement agent of the Fund. Carter Braxton Worth, Chief Market Technician and Managing Director of OAM and Bryan Franco, CFA, Executive Director of OAM, serve as co-portfolio managers of the Fund (the “Portfolio Managers”).

Advantage Advisers Management, L.L.C., a Delaware limited liability company, holds a non-voting Special Advisory Member Interest (the “Special Advisory Account”) in the Fund solely for the purpose of receiving the incentive allocation as discussed in Note 4.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

1.	Organization (continued)

Generally, except as provided under applicable law, an investor (a “Member”) shall not be liable for the Fund’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus any Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 amends ASC Topic 210, Balance Sheet, which requires enhanced disclosures on both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for fiscal year beginning on or after January 1, 2013. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

The following is a summary of the Fund’s accounting policies:

	a.	Revenue Recognition

Securities and commodities transactions, including related revenue and expenses, are recorded on a trade date basis. Dividends are recorded on the ex-dividend date, net of applicable withholding tax. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

	b.	Portfolio Valuation

The Fund’s securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

	(i)	Domestic exchange traded securities (excluding options and securities traded on NASDAQ) shall be fair valued as follows:

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

		(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

(2)

if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite ask price for securities sold, not yet purchased, as reported by those exchanges.

	(ii)	Securites traded on NASDAQ shall be fair valued as follows:

(1)

At the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best office price if the last trade is above such offer price); or

		(2)	If no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Fund; or

		(3)	If no sale is shown on NASDAQ at the bid price; or

		(4)	If no sale is shown and no bid price available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options and futures are valued at their closing price as reported by their respective exchange. Other securities for which market quotations are readily available are valued at their bid prices (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of the Board of Managers.

Forward foreign currency and swap contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net assets value of the Fund is determined. When such events materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Fund includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

During the period ended June 30, 2012, the Fund followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the period ended June 30, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options, the Schedule of Swap Contracts, the Schedule of Forward Currency Exchange Contracts and the Schedule of Futures Contracts.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1—Quoted Prices
Common Stock	$26,686,154	$(17,527,237)	$—
Purchased Options	221,336	—	—
Caps and Floors	104,455	—	—
Written Options	—	(18,470)	—
Futures Contracts	—	—	22,672

Level 2—Other Significant
Observable Inputs
Investment Company	108,605	—	—
Total Return Swaps	—	—	18,527
Forward Contracts	—	—	(6,320)

Level 3—Significant
Unobservable Inputs	—	—	—

Total	$27,120,550	$(17,545,707)	$34,879

c.	Organization Costs

As of June 30, 2012, organization expenses incurred by the Fund are $351,128 of which $250,000 has been paid by the Adviser pursuant to an agreement between the Fund and the Adviser where the Adviser (or one of its affiliates) has agreed to pay $250,000 of the Fund’s organization and offering expenses. The Fund is obligated to reimburse the Adviser (or its affiliate) such amounts if the net assets of the Fund reach $100 million on or before December 31, 2014.

d.	Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months of the date of purchase as cash equivalents. At June 30, 2012, $6,194,518 in cash equivalents were held at The Bank of New York Mellon (the “Custodian”) in a money market account and foreign currency with a U.S. Dollar value of $440,270 was held by the Custodian. Restricted cash in the amount of $695,449 listed in the Statement of Assets, Liabilities and Members’ Capital represents the funds held by the Custodian for securities sold, not yet purchased, swap contracts and other derivatives.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

2.	Significant Accounting Policies (continued)

	d.	Cash and Cash Equivalents (continued)

As further discussed in Note 6, the Fund has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at June 30, 2012.

	e.	Income Taxes

In accordance with authoritative guidance, Management has analyzed the Fund’s tax position for all open tax years (tax years ended December 31, 2011), and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to country tax expense within the Statement of Operations. During the period, the Fund did not record any interest or penalties.

The Fund is treated as a partnership for tax purposes. For federal, state and local tax purposes, each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

3.	Administration Fee, Related Party Transactions and Other

The Adviser provides certain administrative services to the Fund including, among other things, providing office space and other support services. In exchange for such services, the Fund pays the Adviser a monthly administrative fee of 0.16667% (2% on an annualized basis) of the Fund’s members’ capital determined as of the beginning of the month.

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Fund, as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $2,500 each per annum. Managers who are “interested persons” do not receive any annual or other fee from the Fund. Managers who are not “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Fund’s assets and is responsible for maintaining custody of the Fund’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Fund and in that capacity provides certain accounting, recordkeeping and investor related services. The Fund pays BNY Mellon a fee for these services based primarily on the average Members’ Capital of the Fund as of the first day of each month, payable monthly, subject to a minimum annual fee.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Oppenheimer acts as the non-exclusive placement agent for the Fund, without special compensation from the Fund, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission (placement fee) of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of an investor’s investment in the Fund and will neither constitute an investment made by the investor in the Fund, nor form part of the assets of the Fund. For the period ended June 30, 2012, such sales commissions earned by Oppenheimer amounted to $82,661.

4.	Member’s Capital and Allocations

The Fund generally accepts initial and additional contributions as of the first day of each month, however the fund may offer interests more or less frequently. The acceptance of initial and additional contributions from Members are subject to approval by the Board of Managers. Interests are not redeemable and a Member has no right to require the Fund to redeem its interest. However, the Fund may from time to time offer to repurchase interests from Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Management expects that generally it will recommend to the Board of Managers that the Fund offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member, as defined below) as of the last day of each fiscal period (which is typically the end of each month) in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as the Adviser serves as the investment adviser to the Fund, the Adviser (or one of its designated affiliates) is entitled to be the “Special Advisory Member” of the Fund. In such capacity, the Special Advisory Member is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member. The Incentive Allocation is determined as of the last day of each allocation period in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Fund’s confidential memorandum. The Incentive Allocation is credited to the Special Advisory Account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the period ended June 30, 2012, there was no Incentive Allocation made to the Special Advisory Member.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

5.	Indemnifications

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

6.	Due to / from Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2012, and is used as collateral for securities sold, not yet purchased, swaps and other derivative contracts.

The Fund has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pays interest on outstanding margin borrowings at an annualized rate of 1 month LIBOR plus 75 bps. The Fund pledges securities and cash as collateral for securities sold, not yet purchased, margin borrowings and derivative contracts which are maintained in a segregated account held by the Custodian. As of June 30, 2012, the value of this collateral held at the Custodian was $11,771,386, comprised of restricted cash of $695,449 and pledged securities of $11,075,937 which are included in the investments in securities in the Statement of Assets, Liabilities and Members’ Capital. For the period ended June 30, 2012, the average daily amount of the margin borrowings was $5,665,024 and the daily weighted average annualized interest rate was 3.41%. The Fund had borrowings outstanding at June 30, 2012, totaling $5,203,150 recorded as due to broker on the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentration of Credit Risk

In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps, futures, forwards and short sales. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentration of Credit Risk (continued)

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Credit Suisse. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government. Investments in emerging markets are typically subject to these risks to a much greater degree than investments in developed countries. Additionally, emerging securities markets typically have substantially less volume than U.S. markets, are less liquid and their prices are often more volatile than those of comparable U.S. companies.

The Adviser may use total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Fund’s valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentration of Credit Risk (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members’ Capital. The Fund has formulated credit review policies to control credit risk by following an established credit approval process, requiring additional collateral where appropriate and using master netting agreements whenever possible.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) of each swap contract, respectively. The net change in unrealized gain/(loss) from swap contracts is reflected on the Statement of Operations within these financial statements.

The total return swap agreements contain provisions that require the Fund to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Fund’s Members’ Capital over one month, three months and twelve month periods. If the Fund were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreement and request immediate payment or demand increased collateral for the net obligation owed the counterparty. Throughout the period ended June 30, 2012, the Fund maintained the required level of Fund’s Members’ Capital.

As of June 30, 2012, the Fund posted $695,449 as collateral, related to its total return swaps securities sold, not yet purchased and other derivatives. This amount is included in the cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Fund may purchase put and call options on securities or derivatives instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentration of Credit Risk (continued)

The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund. When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by the counterparty could result in the Fund selling or buying a security at a price different from the current market value. The realized gain/(loss) on purchased and written options are reflected on the Statement of Operations within these financial statements. The net change in unrealized gain/(loss) on purchased options of ($474,161) and written options of ($9,275) are included in the net change in unrealized gain/(loss) from investment activities, foreign currency, forward transactions and future contracts on the Statement of Operations within these financial statements.

Transactions in options written during the period ended June 30, 2012, were as follows:

	Call Options		Put Options

	Number of Contracts	Premium	Number of Contracts	Premium

Options outstanding at January 13, 2012, (commencement of operations)	—	$—	—	$—
Options written	48,415	3,891,202	25,413	2,095,746
Options expired	(10,023)	(387,701)	(8,639)	(257,237)
Options exercised	(3,966)	(621,835)	(1,303)	(52,268)
Options closed	(34,181)	(2,872,471)	(15,471)	(1,786,241)

Options outstanding at June 30, 2012	245	$9,195	—	$—

The Fund may also trade exotic options such as barrier options and binary options. Barrier options are contracts where the payoff depends on whether the underlying asset reaches a specified price during a certain time period. Binary options are contracts with all-or-nothing payoff, based on currency exchange rates at the time of expiration.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentration of Credit Risk (continued)

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset to a futures contract may not be traditional commodities, for financial futures the underlying asset or item can be currencies, securities or financial instruments and intangible assets or referenced items such as stock indexes and interest rates.

The purchase and sale of futures contracts requires margin deposits with a Futures Commission Merchant (“FCM”). Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded as unrealized gains or losses by the Fund. This process is known as marking to market. Thus on the delivery date, the amount exchanged is not the specified price on the contract but the spot value (since any gain or loss has already been previously settled by marking to market).

Futures contracts may reduce the Fund’s exposure to counterparty risk since futures contracts are exchange traded; and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. The Fund is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from FCM’s proprietary activities. A customer’s cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements. In the event of an FCM’s insolvency, recovery may be limited to the Fund’s pro rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total cash and other equity deposited.

The Fund may enter into forward contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contracts for hedging purposes, as well as, non-hedging purposes. A forward is similar to a futures contract in that it specifies the exchange of goods for a specified price at a specified future date, usually 30, 60 or 90 days in the future. However, a forward contract is not traded on an exchange and is not subject to variation margin. Forward contracts are not standarized contracts traded on an exchange.

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentration of Credit Risk (continued)

A forward contract is adjusted by the applicable forward rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain (loss) until such time as the contract is settled at maturity.

Risks may arise upon entering forward contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

The Fund follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

The Adviser believes the average notional shown in the table below is the most relevant measure of derivative activity and is indicative of the Fund’s volume of derivative activity during the period ended June 30, 2012.

Purchased options:
Average notional amount	$114,441,250

Caps and Floors:
Average notional amount	$1,362,500

Currency options:
Average notional amount	$1,175,000

Written options:
Average notional amount	$114,285,025

Total return swaps:
Average notional amount	$1,970,825

Forward contracts:
Average notional amount	$3,546,188

Futures contracts:
Average notional amount	$26,272,090

The following table identifies the gross and net unrealized gain/(loss) on derivative instruments. The net unrealized gain/(loss) for purchased options, caps and floors and currency options are included in the Statement of Assets, Liabilities and Members’ Capital as an asset within the investments in securities at fair value as of

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentration of Credit Risk (continued)

June 30, 2012. The net unrealized gain/(loss) for futures and swap contracts are disclosed in the Statement of Assets, Liabilities and Members’ Capital as an asset as of June 30, 2012. The net unrealized gain/(loss) for written options at fair value are included in the Statement of Assets, Liabilities and Members’ Capital as a liability at fair value as of June 30, 2012. The net unrealized gain/(loss) for forward contracts are disclosed in the Statement of Assets, Liabilities and Members’ Capital as a liability as of June 30, 2012. These amounts are also included in the net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward and futures contracts within the Statement of Operations. The net change in unrealized gain/(loss) from swap contracts is disclosed separately in the Statement of Operations.

	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized gain/(loss)

Purchased Options	$—	$77	$(77)
Caps and Floors	—	295,545	(295,545)
Currency options	—	178,539	(178,539)
Written options	—	9,275	(9,275)
Total return swaps	36,297	17,770	18,527
Forward contracts	737	7,057	(6,320)
Futures contracts	119,608	96,936	22,672

Total	$156,642	$605,199	$(448,557)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The total net realized gain/(loss) of all derivatives is included in the net realized loss from investment activities, foreign currency transactions, forward, futures and swap contracts within the Statement of Operations as of June 30, 2012. The written options, futures contracts, forward contracts and swap contracts are disclosed separately in the Statement of Operations.

	Gross Realized Gain	Gross Realized Loss	Net Realized gain/(loss)

Purchased Options	$13,585	$591,651	$(578,066)
Caps and Floors	—	—	—
Currency options	—	—	—
Written options	2,045,571	1,437,626	607,945
Total return swaps	231,203	354,878	(123,675)
Forward contracts	223,751	310,435	(86,684)
Futures contracts	1,588,171	1,385,801	202,370

Total	$4,102,281	$4,080,391	$21,890

Global Chartist Fund, LLC
Notes to Financial Statements
For the period January 13, 2012 (commencement of operations) through June 30, 2012 (concluded)

8.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for the period indicated:

	For the Period January 13, 2012 (commencement of operations) through June 30, 2012

Members’ Capital, end of period (000s)	$37,987
Ratio of net investment loss to average Members’ Capital**	(4.49	%)***
Ratio of gross expenses to average Members’ Capital**	7.93%
Ratio of $250,000 reimbursement by Adviser to average Members’ Capital**	(1.27%)
Ratio of net expenses to average Members’ Capital**	6.66	%***
Ratio of incentive to average Members’ Capital	0.00	%***
Portfolio turnover	374%
Total return-gross*	(8.82%)
Total return-net*	(8.82%)
Ratio of average borrowings to average Members’ Capital	29.29	%***

*

Total return assumes a purchase of an interest in the Fund on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.
***	Annualized

The daily total net assets divided by number of days in period represents Average Members’ Capital. An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements except as disclosed below.

The Fund received initial and additional contributions from Members of $305,000.

Global Chartist Fund, LLC

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”‘s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from January 13, 2012 (commencement of operations) through June 30, 2012 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The information provided below is as of the date this Form is filed.

Mr. Carter Braxton Worth joined Oppenheimer Asset Management (“OAM”) in 2004. Mr. Worth is presently Managing Director & Chief Market Technician. In this role, he makes investment recommendations for private clients and institutional capital pools and publishes regular industry, sector and market reports regarding same. His work is based on the principles of “collective wisdom” and behavioral science, with a particular emphasis on trend recognition, capital flows, and price action. Prior to joining OAM, Mr. Worth was a Portfolio Strategist at Donaldson, Lufkin & Jenrette where he focused on top-down market analysis with due diligence in all areas of asset allocation, market timing, sector rotation, industry weightings, stock selection and risk management. Mr. Worth is a frequent guest on CNBC, Bloomberg TV, BNN, and The Nightly Business Report and he is quoted regularly in publications such as the Wall Street Journal and Barron’s.

Mr. Bryan Franco joined OAM in 2011 as part of the Asset Management Research Group. Mr. Franco’s work is drawn on key principles of risk management, and quantitative analysis. Prior to joining OAM, Mr. Franco was employed with Northpointe Capital from 2006-2011 where he served as head of Quantitative Research and Analysis. Beginning in 2008, Mr. Franco took on the additional role of Portfolio Manager, responsible for Northpointe’s Micro Cap Fund. Mr. Franco is also a CFA Charter holder.

Item 8. (a)(2)

Not Applicable.

Item 8. (a)(3)

Not Applicable.

Item 8. (a)(4)

Not Applicable.

Item 8. (b)

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Chartist Fund, LLC

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	September 5, 2012

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	September 5, 2012

* Print the name and title of each signing officer under his or her signature.